AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 113.5%
Long-Term Municipal Bonds – 113.5%
Alabama – 1.2%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$3,000	$3,005,293
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	18,565	20,019,148
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2046	1,000	1,042,770
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	15,000	14,693,161

		38,760,372

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	7,095	7,615,706

Arizona – 2.0%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2, Class A 3.625%, 05/20/2033	10,792	10,429,530
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(a)	10,000	8,462,441
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	10,420	11,076,812
Series 2021-A 5.50%, 07/01/2031(a)	480	451,153
6.00%, 07/01/2051(a)	3,000	2,719,008
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	1,000	820,177
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	2,865	2,667,027

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	$10,690	$10,740,054
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(a)	5,000	4,895,381
5.00%, 07/01/2055(a)	1,000	925,525
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(a)	2,000	2,181,094
Series 2018-A 6.00%, 07/01/2052(a)	5,170	5,563,460
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	3,600	3,120,551
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,392,457
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,225	1,161,219

		66,605,889

Arkansas – 0.1%
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052(a)(b)	2,300	2,266,575

California – 9.0%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2049	11,500	5,798,422
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	3,000	2,616,605
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(a)	5,355	4,416,948
4.00%, 02/01/2056(a)	5,200	4,621,359
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	13,500	11,997,759
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	11,070	7,953,119
4.00%, 08/01/2046(a)	3,335	2,647,521

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	$5,000	$3,583,691
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	32,000	2,047,350
5.50%, 02/01/2040(a)	2,000	1,834,122
Series 2022-A 4.50%, 08/01/2052(a)	6,000	5,316,257
California County Tobacco Securitization Agency Series 2020-B Zero Coupon, 06/01/2055	22,000	4,042,392
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007-T 5.00%, 03/15/2039	1,925	2,262,352
Series 2010 5.25%, 04/01/2040(c)	12,655	15,318,624
Series 2014-U 5.00%, 05/01/2045	5,505	6,503,591
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	4,256	3,963,701
Series 2021-2 0.823%, 03/25/2035	16,000	933,392
Series 2021-3, Class A 3.25%, 08/20/2036	3,955	3,574,874
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	5,351	5,303,684
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,000	2,047,029
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(a)	965	965,016
6.875%, 01/01/2042(a)	3,415	3,384,448
Series 2014 5.00%, 01/01/2035	1,050	915,292
5.25%, 01/01/2045	2,025	1,652,462
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043	2,000	2,037,551
5.00%, 12/31/2047	3,000	3,043,293

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012-A 5.30%, 08/01/2047	$1,675	$1,629,768
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e) (f)	3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	8,595	8,606,234
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(a)	515	348,664
California Public Finance Authority (Enso Village) Series 2021 5.00%, 11/15/2036(a)	1,000	972,188
5.00%, 11/15/2046(a)	1,000	923,409
5.00%, 11/15/2051(a)	1,000	908,803
5.00%, 11/15/2056(a)	1,000	893,699
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(a)	1,895	1,810,210
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(a)	3,500	3,542,946
5.00%, 07/01/2051(a)	1,750	1,769,060
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	1,155,743
California School Finance Authority (Kipp SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044(a)	2,850	2,879,976
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014-A 6.40%, 08/01/2034 (Pre-refunded/ETM)(a)	1,000	1,054,544
6.75%, 08/01/2044 (Pre-refunded/ETM)(a)	6,180	6,542,506
California Statewide Communities Development Authority (Amino Inglewood CA High School) Series 2011-A 7.25%, 08/01/2041	2,000	2,005,638

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	$4,610	$4,578,953
5.00%, 12/01/2046(a)	5,575	5,428,750
Series 2018 5.25%, 12/01/2048(a)	6,080	6,102,573
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049	5,030	3,970,459
CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(a)	10,000	8,353,579
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	2,800	1,978,641
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	4,000	3,552,124
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)	6,800	4,797,288
4.00%, 08/01/2047(a)	3,000	2,315,809
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	1,500	1,115,613
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	7,500	5,555,760
4.00%, 05/01/2057(a)	10,000	7,335,305
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	5,000	4,439,027
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	7,500	5,999,937
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(a)	10,000	8,720,891
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	3,105	2,283,900

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	$5,800	$4,196,248
4.00%, 07/01/2058(a)	7,360	5,335,427
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	5,500	3,903,201
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	2,000	1,440,165
4.00%, 12/01/2056(a)	9,600	7,499,426
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	1,000	749,021
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	5,000	3,811,264
Series 2021-A2 4.00%, 07/01/2056(a)	10,000	7,707,188
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	2,000	1,436,353
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	24,775	2,917,454
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(a)	16,525	15,711,112
Los Angeles Unified School District/CA Series 2020-C 4.00%, 07/01/2040(c)	10,005	9,887,695
San Joaquin Hills Transportation Corridor Agency Series 2014-B 5.25%, 01/15/2044	4,000	4,095,739
Series 2021-A 4.00%, 01/15/2044	5,518	5,137,079
Southern California Logistics Airport Authority Series 2006 5.00%, 12/01/2036	3,600	3,702,352
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	3,250	538,384

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	$6,520	$1,176,822
5.00%, 06/01/2039	680	724,876
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	5,465	999,359

		301,397,916

Colorado – 2.8%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	10,000	9,307,438
Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039	750	723,065
5.00%, 12/01/2049	1,750	1,622,386
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	5,730	5,735,792
City & County of Denver CO Airport System Revenue Series 2015-A 5.00%, 12/01/2048(c)	10,000	10,316,906
Clear Creek Station Metropolitan District No. 2 Series 2017-A 5.00%, 12/01/2047	1,000	965,635
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051	1,100	884,447
4.00%, 05/01/2061	500	384,022
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,064,388
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	836,997
5.125%, 11/01/2049	765	720,354
Colorado Health Facilities Authority Series 2022-S 5.00%, 05/15/2052(c)	10,000	10,794,375
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,772,175

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	$1,750	$1,450,796
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	735	708,800
5.00%, 08/01/2039(c)	1,225	1,277,572
5.00%, 08/01/2044(c)	8,370	8,653,053
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041(b)	1,175	991,551
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(a)	1,750	1,367,778
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039	1,405	1,341,446
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	10,000	7,842,003
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052	1,000	937,189
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	10,000	8,624,897
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(a)	2,000	1,730,650
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,000	992,944
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(a)	3,810	3,512,201
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042	3,000	2,780,121
5.00%, 12/01/2052	1,000	892,958
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	1,060	1,036,953
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017-A 5.00%, 12/01/2047	2,000	1,908,872
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	221	172,969
AGM Series 2020 5.00%, 12/01/2027	195	216,515
5.00%, 12/01/2030	270	306,403
5.00%, 12/01/2050	205	221,208

		92,094,859

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036	$500	$488,903
4.00%, 07/01/2037	800	777,384
Connecticut State Health & Educational Facilities Authority (McLean Affiliates Obligated Group) Series 2020-B 2.75%, 01/01/2026(a)	650	628,423
State of Connecticut Series 2013-E 5.00%, 08/15/2031(c)	7,850	8,033,215
State of Connecticut Special Tax Revenue Series 2017 S-3 4.00%, 05/01/2039(c)	9,015	8,918,743
Series 2020 4.00%, 05/01/2036(c)	3,500	3,521,448

		22,368,116

Delaware – 0.1%
Delaware River & Bay Authority Series 2022 5.00%, 01/01/2033(b)	1,100	1,248,596
5.00%, 01/01/2037(b)	1,550	1,719,360

		2,967,956

District of Columbia – 0.8%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041	3,070	3,102,715
5.00%, 06/01/2046	635	639,460
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,000	1,029,979
5.00%, 07/01/2048	5,800	5,934,961
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	163,875	14,289,034

		24,996,149

Florida – 7.6%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	2,148,137
4.00%, 10/01/2046	1,750	1,491,223

	Principal Amount (000)	U.S. $ Value

Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	$4,000	$4,101,686
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	15,000	13,266,513
Bexley Community Development District Series 2016 4.875%, 05/01/2047	2,055	2,033,856
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2023 5.00%, 04/01/2027(b)	2,320	2,456,675
5.00%, 04/01/2029(b)	2,560	2,763,352
5.00%, 04/01/2031(b)	2,825	3,060,253
5.00%, 04/01/2033(b)	3,110	3,353,461
5.00%, 04/01/2038(b)	3,435	3,601,573
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	1,479,403
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,358,803
5.00%, 10/01/2032	1,000	1,031,471
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,264,185
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(a)	6,800	6,388,858
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(a)	1,000	904,225
5.00%, 06/01/2055(a)	1,000	875,292
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 5.00%, 11/01/2050	12,190	12,429,269
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015-A 5.00%, 12/01/2044	6,830	6,949,319
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	390,048
Zero Coupon, 09/01/2042	1,000	386,381
Zero Coupon, 09/01/2049	1,000	264,128
Zero Coupon, 09/01/2053	1,400	295,381

	Principal Amount (000)	U.S. $ Value

County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2030(c)	$4,250	$4,736,445
5.00%, 10/01/2031(c)	3,000	3,314,966
5.00%, 10/01/2036	3,000	3,175,413
5.00%, 10/01/2037(c)	4,900	5,286,913
5.00%, 10/01/2039(c)	10,210	10,965,222
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040	3,000	2,842,702
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035	250	137,450
Zero Coupon, 10/01/2036	410	213,780
Zero Coupon, 10/01/2037	230	113,948
Zero Coupon, 10/01/2038	315	147,980
Zero Coupon, 10/01/2039	390	173,258
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(a)	500	481,429
5.00%, 04/01/ 2051(a)	1,970	1,807,616
Florida Atlantic University Finance Corp. Series 2019-A 5.00%, 07/01/2031(c)	2,025	2,259,684
5.00%, 07/01/2033(c)	2,505	2,771,494
5.00%, 07/01/2034(c)	5,235	5,768,992
5.00%, 07/01/2036(c)	1,935	2,123,087
Florida Development Finance Corp. (Assistance UnLtd., Inc.) Series 2022 6.00%, 08/15/2057(a) (b)	3,900	3,805,240
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(a)	5,100	4,848,721
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc.) Series 2021 3.00%, 07/01/2031(a)	675	595,063
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(a)	1,950	1,592,303
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(a)	1,000	994,848

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2035	$1,000	$1,033,478
5.00%, 06/15/2050	2,000	2,031,014
5.00%, 06/15/2055	1,435	1,449,899
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044	795	808,388
5.00%, 03/01/2049	3,375	3,419,314
Greater Orlando Aviation Authority 5.00%, 10/01/2034(c)	3,000	3,203,879
5.00%, 10/01/2044(c)	10,000	10,431,606
Series 2019-A 5.00%, 10/01/2032(c)	10,000	10,827,209
Hillsborough County Aviation Authority 5.00%, 10/01/2048(c)	10,000	10,516,635
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,800,274
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039	1,500	1,525,036
5.00%, 11/15/2044	13,350	13,525,005
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	7,235	7,442,773
5.00%, 01/01/2048	17,900	18,004,565
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(b)	5,000	4,312,561
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	917,799
4.00%, 10/01/2051	1,815	1,580,147
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	1,180	1,180,000
Series 2022 4.25%, 06/01/2056	2,100	1,707,275
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(a)	1,000	990,150
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	2,000	2,069,491

	Principal Amount (000)	U.S. $ Value

Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	$2,450	$2,289,691
5.00%, 01/01/2052	4,500	4,149,337
Tampa Florida Hospitals 4.00%, 07/01/2045(c)	15,415	14,324,125
Village Community Development District No. 13 Series 2020 3.50%, 05/01/2051(a)	1,985	1,552,661
Series 2021 1.80%, 05/01/2026	400	365,899

		252,908,257

Georgia – 0.9%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2047	2,650	2,665,630
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	10,000	9,702,693
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	715	743,185
5.00%, 01/01/2039	780	808,817
5.00%, 01/01/2048	1,530	1,563,812
5.00%, 01/01/2049	4,000	4,106,973
5.00%, 01/01/2056	1,360	1,402,667
5.00%, 01/01/2059	1,560	1,582,477
Series 2022 5.50%, 07/01/2063	6,500	6,773,494

		29,349,748

Guam – 0.5%
Guam Government Waterworks Authority Series 2020-A 5.00%, 01/01/2050	2,790	2,899,075
Guam Power Authority Series 2022-A 5.00%, 10/01/2042	6,500	6,781,014
5.00%, 10/01/2043	1,000	1,040,335
Territory of Guam Series 2019 5.00%, 11/15/2031	890	907,071
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036	5,000	4,690,388

		16,317,883

Idaho – 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	4,000	4,007,471

	Principal Amount (000)	U.S. $ Value

Illinois – 11.7%
Chicago Board of Education Series 2015-C 5.25%, 12/01/2035	$5,405	$5,476,283
5.25%, 12/01/2039	10,095	10,296,548
Series 2016-A 7.00%, 12/01/2044	3,095	3,370,052
Series 2017-A 7.00%, 12/01/2046(a)	4,975	5,598,803
Series 2017-B 6.75%, 12/01/2030(a)	11,365	13,026,941
7.00%, 12/01/2042(a)	2,400	2,715,835
Series 2017-C 5.00%, 12/01/2034	5,055	5,248,641
Series 2017-G 5.00%, 12/01/2044	8,150	8,339,505
Series 2018-A 5.00%, 12/01/2028	3,750	4,004,151
5.00%, 12/01/2032	4,800	5,021,008
5.00%, 12/01/2033	2,600	2,710,027
Series 2018-C 5.00%, 12/01/2026	4,900	5,180,638
Series 2019-B 5.00%, 12/01/2030	425	452,585
5.00%, 12/01/2031	750	791,012
5.00%, 12/01/2032	310	325,645
5.00%, 12/01/2033	290	303,406
Series 2022-B 4.00%, 12/01/2041	5,000	4,571,126
Chicago O’Hare International Airport 5.25%, 01/01/2053	37,000	38,554,000
5.50%, 01/01/2055	10,000	10,639,600
Series 2017-D 5.25%, 01/01/2036	5,000	5,378,281
Series 2018-A 5.00%, 01/01/2053(c)	10,000	10,165,704
Series 2018-B 5.00%, 01/01/2053(c)	10,000	10,460,919
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020-A 4.00%, 12/01/2050(c)	4,510	4,095,430
4.00%, 12/01/2055(c)	10,250	9,142,701
City of Chicago IL Series 2014-A 5.00%, 01/01/2023 (Pre-refunded/ETM)	695	701,013
5.00%, 01/01/2036	1,080	1,095,227
Series 2015-2 5.00%, 01/01/2025	400	416,711
Series 2015-A 5.50%, 01/01/2033	1,000	1,037,079
Series 2016-C 5.00%, 01/01/2038	590	605,171

	Principal Amount (000)	U.S. $ Value

City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	$7,950	$5,228,538
Illinois Finance Authority 4.00%, 08/15/2036(c)	3,000	2,934,954
4.00%, 08/15/2037(c)	3,000	2,918,012
4.00%, 08/15/2038(c)	4,000	3,866,186
4.00%, 08/15/2039(c)	2,500	2,402,807
4.00%, 08/15/2040(c)	1,750	1,671,907
4.00%, 08/15/2041(c)	2,000	1,899,193
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(a)	1,000	864,290
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	1,190	1,039,844
4.00%, 08/01/2046	2,000	1,710,051
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,712,101
5.00%, 02/15/2050	1,000	949,906
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	400	371,281
4.00%, 09/01/2037	520	474,912
4.00%, 09/01/2039	850	762,824
4.00%, 09/01/2041	385	339,667
5.00%, 09/01/2036	540	554,155
5.00%, 09/01/2038	535	546,023
5.00%, 09/01/2040	465	472,658
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2020 4.00%, 05/15/2050	1,000	902,194
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,613	9,006,317
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049	1,075	1,090,720
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2044	4,500	4,588,103
Illinois State Toll Highway Authority Series 2021-A 4.00%, 01/01/2042(c)	10,985	10,684,283
4.00%, 01/01/2046(c)	6,000	5,704,965

	Principal Amount (000)	U.S. $ Value

Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041	$24,500	$9,355,568
Zero Coupon, 12/15/2050	19,675	4,538,308
Zero Coupon, 12/15/2051	5,000	1,092,055
Series 2017-A 5.00%, 06/15/2057	12,475	12,694,111
Series 2017-B Zero Coupon, 12/15/2054	8,000	1,480,966
State of Illinois Series 2010 7.35%, 07/01/2035	6,964	7,642,705
Series 2014 5.00%, 05/01/2029	1,010	1,035,872
5.00%, 04/01/2030	4,665	4,774,163
5.00%, 05/01/2030	2,000	2,048,964
5.00%, 05/01/2032	11,000	11,260,349
5.00%, 05/01/2035	5,465	5,577,467
5.00%, 05/01/2036	5,925	6,045,011
Series 2016 5.00%, 02/01/2028	15,000	15,899,789
5.00%, 02/01/2029	13,000	13,736,242
5.00%, 11/01/2032	4,755	4,953,992
Series 2017-D 5.00%, 11/01/2028	13,400	14,302,249
Series 2018-A 5.00%, 10/01/2029	2,115	2,268,187
5.00%, 05/01/2030	4,460	4,751,244
Series 2019-B 4.00%, 11/01/2033	1,500	1,465,566
5.00%, 11/01/2030	5,565	5,998,377
Series 2020-B 5.00%, 10/01/2031	2,085	2,251,768
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	8,436	7,910,081
Series 2016-B 7.00%, 03/01/2033	3,782	3,664,878
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	1,467	1,470,663
5.00%, 03/01/2036	8,950	8,794,932
Series 2015-B 6.00%, 03/01/2036	2,594	2,620,868

		390,054,308

Indiana – 1.4%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(a)	3,350	2,653,466
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,715	3,786,168

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	$18,845	$15,011,028
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,775,843
4.00%, 04/01/2040	2,215	1,887,050
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026(b)	1,000	970,910
4.00%, 11/15/2027(b)	1,000	957,324
4.00%, 11/15/2030(b)	1,000	914,095
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2039	2,675	2,704,998
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	6,375	5,894,878
Series 2020-A 3.00%, 11/01/2030	2,690	2,487,407
Series 2021-B 2.50%, 11/01/2030	4,025	3,583,415
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	5,000	4,686,849

		47,313,431

Iowa – 0.8%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	10,000	10,232,866
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	2,415	2,273,663
4.00%, 12/01/2041	3,400	2,952,189
4.00%, 12/01/2046	2,275	1,892,825
4.00%, 12/01/2051	4,060	3,289,852
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	5,035,462

		25,676,857

Kansas – 0.4%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2043	7,500	7,729,747

	Principal Amount (000)	U.S. $ Value

Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	$1,000	$971,028
5.00%, 03/01/2039	1,070	1,027,504
5.00%, 03/01/2044	655	612,732
5.00%, 03/01/2049	3,835	3,557,757

		13,898,768

Kentucky – 1.8%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2038	745	688,520
City of Henderson KY (Pratt Paper LLC) Series 2022 4.70%, 01/01/2052(a)	7,000	6,911,722
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2046	1,430	1,463,891
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044(c)	12,150	12,560,883
5.00%, 08/01/2049(c)	2,490	2,562,431
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	7,007,128
5.50%, 11/15/2045	2,350	2,116,824
Series 2016-A 5.00%, 05/15/2046	4,500	3,960,118
5.00%, 05/15/2051	3,500	3,023,257
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,177,671
5.25%, 06/01/2041	3,650	3,738,233
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,422,895
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052(c)	10,000	9,917,233

	Principal Amount (000)	U.S. $ Value

Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	$370	$391,401

		60,942,207

Louisiana – 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,641,612
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	5,000	5,238,320
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	25	27,056
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039 (e) (f)	7,250	72
Series 2014-A 8.375%, 07/01/2039(d) (e) (f)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051(c)	10,000	10,180,562
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2048	2,350	2,391,662
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	955	1,056,902
6.35%, 10/01/2040(a)	805	890,897
St Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	4,600	4,642,440

		32,069,693

Maine – 0.8%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	7,270	7,388,893
Maine Health & Higher Educational Facilities Authority 4.00%, 07/01/2037(c)	1,150	1,124,918
4.00%, 07/01/2038(c)	1,350	1,312,606
4.00%, 07/01/2039(c)	2,000	1,931,859
4.00%, 07/01/2040(c)	1,690	1,625,019

	Principal Amount (000)	U.S. $ Value

Maine Health & Higher Educational Facilities Authority (MaineHealth Obligated Group) Series 2020-A 4.00%, 07/01/2045(c)	$6,295	$5,935,358
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2039(c)	8,100	8,464,463

		27,783,116

Maryland – 2.4%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034	1,500	1,538,473
6.125%, 07/01/2039	750	768,876
6.25%, 07/01/2044	2,000	2,050,080
Maryland Economic Development Corp. Series 2020 3.25%, 09/01/2030	500	460,313
4.00%, 09/01/2050	1,500	1,273,271
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2055	7,525	7,960,702
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025	475	491,976
5.00%, 01/01/2026	495	519,720
5.00%, 01/01/2027	430	457,306
5.00%, 01/01/2028	300	321,967
5.00%, 01/01/2029	290	313,055
5.00%, 01/01/2030	285	308,590
5.00%, 01/01/2036	1,790	1,928,577
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2040	3,500	3,560,620
5.00%, 07/01/2045	1,775	1,784,232
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(c)	45,000	49,190,827
State of Maryland Department of Transportation Series 2022-2 5.00%, 12/01/2024(b)	1,250	1,314,705
5.00%, 12/01/2025(b)	3,500	3,764,144
5.00%, 12/01/2028(b)	2,500	2,839,892

		80,847,326

	Principal Amount (000)	U.S. $ Value

Massachusetts – 2.1%
Commonwealth of Massachusetts Series 2020-D 4.00%, 11/01/2041(c)	$10,630	$10,455,395
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	16,595	16,980,998
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034	1,135	1,168,168
5.00%, 10/01/2035	3,000	3,083,471
5.00%, 10/01/2043	1,365	1,387,719
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	1,000	1,014,909
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(a)	1,000	1,050,954
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2040	8,075	9,495,435
Massachusetts Development Finance Agency (Springfield College) Series 2021-B 4.00%, 06/01/2041	1,355	1,262,492
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2019-A 5.00%, 07/01/2036	3,000	3,198,473
5.00%, 07/01/2044	4,230	4,393,233
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036(c)	4,500	4,818,345
5.00%, 07/01/2037(c)	4,000	4,271,635
5.00%, 07/01/2038(c)	8,100	8,618,552

		71,199,779

Michigan – 1.2%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	7,000	5,537,211
Series 2018 5.00%, 04/01/2037	1,700	1,747,500
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047	1,060	1,039,105
5.00%, 11/01/2052	1,185	1,150,784
Michigan Finance Authority Series 2016 5.00%, 12/01/2045 (Pre-refunded/ETM)	45	48,993

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2014-C6 5.00%, 07/01/2033	$2,750	$2,851,680
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2029	1,400	1,459,409
5.00%, 07/01/2030	1,000	1,041,157
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	185	185,254
4.00%, 02/01/2032	285	271,489
4.00%, 02/01/2042	745	646,203
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	16,250	1,658,964
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039	13,580	13,786,483
5.00%, 07/01/2044	1,200	1,214,434
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	154,100	7,070,832

		39,709,498

Minnesota – 0.5%
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	230	181,676
4.00%, 09/01/2061	870	660,205
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2049(c)	10,250	10,646,190
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	1,000	917,863
4.00%, 07/01/2041	830	733,163
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(a)	1,000	804,681
4.00%, 06/01/2051(a)	1,000	732,941
4.00%, 06/01/2056(a)	1,000	711,928

		15,388,647

	Principal Amount (000)	U.S. $ Value

Mississippi – 0.4%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	$1,000	$833,647
5.00%, 10/01/2031(a)	2,850	3,062,035
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	6,400	6,584,646
5.00%, 09/01/2046	2,285	2,303,022
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) Series 2019 4.00%, 01/01/2037	465	456,090
5.00%, 01/01/2035	750	795,664

		14,035,104

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	1,900	1,963,874
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(a)	5,000	5,056,427
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(a)	1,910	1,696,732
Series 2021 2.00%, 11/15/2046	1,165	55,745
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	804	717,859
Series 2021-C 7.50%, 11/15/2046	643	522,328
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 5.00%, 11/15/2046	2,610	2,100,285
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	1,941,300
5.00%, 08/15/2046	5,585	5,152,740
5.00%, 08/15/2051	2,415	2,195,645
Series 2021-A 5.00%, 08/15/2056	5,000	4,483,764

		25,886,699

	Principal Amount (000)	U.S. $ Value

Nebraska – 1.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.25%, 09/01/2037	$1,500	$1,500,000
Series 2017-A 5.00%, 09/01/2032(c)	21,460	23,462,881
5.00%, 09/01/2042(c)	14,215	14,967,935
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital Obligated Group) Series 2014 5.00%, 05/15/2044	4,015	4,055,407

		43,986,223

Nevada – 0.2%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	10,500	1,397,759
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	2,550	2,310,803
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2045	3,000	3,069,434
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	1,635	1,505,859

		8,283,855

New Hampshire – 1.2%
New Hampshire Business Finance Authority Series 2022-1 4.375%, 09/20/2036	16,965	16,243,256
National Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	12,368	12,065,832
National Finance Authority Series 2022-2 0.334%, 09/20/2036	11,000	269,993
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020-A 3.625%, 07/01/2043(a)	1,240	1,038,982
Series 2020-B 3.75%, 07/01/2045(a)	2,475	2,109,971
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	8,920	9,782,150

		41,510,184

	Principal Amount (000)	U.S. $ Value

New Jersey – 5.6%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014 5.00%, 06/15/2040	$2,845	$2,908,731
Series 2015-W 5.25%, 06/15/2040	4,725	4,877,307
Series 2017-D 5.00%, 06/15/2042	5,000	5,173,175
Series 2018-A 5.00%, 06/15/2047	5,000	5,143,922
Series 2019 5.25%, 04/01/2028	2,720	2,967,745
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	9,959,894
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	2,000	2,073,376
5.00%, 10/01/2047	8,750	8,950,352
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,520,361
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	4,140	4,185,817
Series 2014-B 5.625%, 11/15/2030	4,525	4,651,883
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020-A 4.00%, 07/01/2050	1,195	1,085,932
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028	13,615	14,655,962
5.00%, 06/15/2029	8,525	9,158,329
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013-A 5.00%, 06/15/2036	5,000	5,061,253
Series 2015-A 5.00%, 06/15/2045	1,000	1,020,721
Series 2018-A 5.00%, 12/15/2033	12,240	13,074,212
5.00%, 12/15/2034	2,460	2,612,496
5.00%, 12/15/2035	6,545	6,919,848
Series 2019 5.00%, 06/15/2038	1,905	1,997,113
5.00%, 12/15/2039	1,000	1,048,592
5.00%, 06/15/2046	2,190	2,261,749
Series 2019-B 4.00%, 06/15/2037	930	903,761

	Principal Amount (000)	U.S. $ Value

South Jersey Transportation Authority Series 2014-A 5.00%, 11/01/2039	$7,765	$7,902,104
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	60,055	60,497,653

		186,612,288

New Mexico – 0.4%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 07/01/2042	8,155	8,168,379
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039	445	418,881
5.00%, 07/01/2049	3,935	3,513,879

		12,101,139

New York – 8.2%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	9,415	9,697,514
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(a)	2,050	1,982,119
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	7,050	7,072,447
5.50%, 11/01/2044	2,875	2,904,510
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(f) (g)	5,000	250,000
Metropolitan Transportation Authority Series 2013-A 5.00%, 11/15/2023	2,130	2,162,677
Series 2015-A 5.00%, 11/15/2045	4,830	4,919,739
Series 2016-A 5.00%, 11/15/2032	1,295	1,347,019
Series 2016-B 5.00%, 11/15/2025	635	670,822
5.00%, 11/15/2037	13,265	13,739,843
Series 2016-D 5.00%, 11/15/2027	4,630	4,923,395
Series 2017-C 5.00%, 11/15/2028	1,650	1,768,048
Series 2020-C 4.75%, 11/15/2045	2,000	1,963,990
Series 2020-D 4.00%, 11/15/2048	10,000	8,875,500
5.00%, 11/15/2043	4,000	4,120,381
Series 2020-E 4.00%, 11/15/2045	2,000	1,792,947

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	$3,150	$2,676,881
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058	7,315	4,268,563
9.00%, 01/01/2041(a)	3,660	3,209,453
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	1,355	1,057,853
New York City NY Transitional 5.00%, 02/01/2032(c)	8,640	8,726,828
New York Counties Tobacco Trust V Series 2005
Zero Coupon, 06/01/2050	51,990	7,019,206
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2022 4.00%, 03/15/2040(c)	20,000	19,408,008
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022 5.00%, 03/15/2055(c)	10,000	10,723,010
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2029	3,500	3,665,280
5.00%, 01/01/2033	4,000	4,125,837
Series 2020 4.375%, 10/01/2045	21,325	19,704,349
5.00%, 10/01/2035	2,500	2,601,621
5.00%, 10/01/2040	2,515	2,585,389
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2038	3,000	3,141,538
5.00%, 12/01/2040	1,000	1,039,714
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	17,110	17,504,059
5.25%, 01/01/2050	8,000	8,223,770
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	5,865	4,995,306
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(c)	10,000	11,019,095

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 4.00%, 05/15/2056(c)	$12,000	$11,074,556
5.50%, 11/15/2057(c)	10,000	11,145,409
Series 2022 5.00%, 05/15/2031	5,500	6,469,418
5.00%, 05/15/2052(c)	13,000	14,843,730
Series 2022-C 5.25%, 05/15/2052(c)	5,000	5,530,765
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	3,661,118
5.25%, 09/15/2042	1,795	1,518,943
5.25%, 09/15/2047	3,080	2,512,626
5.25%, 09/15/2053	6,635	5,241,422
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(a)	7,650	7,165,691
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(a)	1,650	1,312,344

		274,362,733

North Carolina – 0.3%
Fayetteville State University Series 2023 5.00%, 04/01/2033(a) (b)	710	759,744
5.00%, 04/01/2035(a) (b)	830	878,923
5.00%, 04/01/2039(a) (b)	1,120	1,173,262
5.00%, 04/01/2041(a) (b)	1,290	1,343,941
5.00%, 04/01/2043(a) (b)	1,480	1,532,921
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,626,521
University of North Carolina at Chapel Hill (University of North Carolina Hospitals at Chapel Hill) Series 2019 5.00%, 02/01/2049	3,000	3,447,510

		10,762,822

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2037	2,600	2,421,212
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	1,550	949,491
7.00%, 12/15/2043(a)	1,610	947,558

	Principal Amount (000)	U.S. $ Value

County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	$5,000	$4,918,785

		9,237,046

Ohio – 6.0%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057	36,605	4,416,360
5.00%, 06/01/2055	102,025	97,024,826
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2020 4.00%, 08/01/2047	3,000	2,714,018
Series 2021 4.00%, 08/01/2041	7,000	6,584,962
5.00%, 08/01/2032	1,000	1,092,315
5.00%, 08/01/2033	800	869,067
5.00%, 08/01/2034	1,000	1,077,164
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	22,660	23,128,262
5.00%, 02/15/2052	2,500	2,528,436
5.25%, 02/15/2047	7,575	7,797,866
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,840	2,426,456
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	565	549,056
5.125%, 12/01/2049	690	652,710
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a) (d) (e)	5,215	1,960,840
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	3,700	2,741,816
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(a)	1,540	1,538,210
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2032(b)	2,545	2,888,601
5.00%, 02/01/2033(b)	2,670	3,002,552
5.00%, 02/01/2034(b)	2,805	3,137,092
5.00%, 02/01/2035(b)	2,945	3,280,112
5.00%, 02/01/2036(b)	1,055	1,171,922
5.00%, 02/01/2037(b)	1,105	1,221,990
5.00%, 02/01/2038(b)	1,165	1,284,154

	Principal Amount (000)	U.S. $ Value

5.00%, 02/01/2039(b)	$1,220	$1,341,300
5.00%, 02/01/2040(b)	1,285	1,409,020
5.00%, 02/01/2041(b)	1,350	1,476,529
5.00%, 02/01/2042(b)	1,415	1,543,203
5.00%, 02/01/2044(b)	1,045	1,134,189
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2039(b)	10,500	11,820,713
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	1,000	929,122
Toledo-Lucas County Port Authority (ParkUToledo Inc) Series 2021 4.00%, 01/01/2057	7,065	5,654,827

		198,397,690

Oklahoma – 1.2%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	2,545	1,982,213
3.25%, 09/01/2039	1,000	764,708
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044	4,525	4,421,019
5.00%, 08/01/2049	4,520	4,356,254
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,058,874
5.50%, 08/15/2052	5,000	4,738,222
5.50%, 08/15/2057	11,290	10,635,252
Oklahoma Development Finance Authority (OU Medicine, Inc.) Series 2022-A 5.50%, 08/15/2044	10,000	8,939,404
Tulsa Authority for Economic Opportunity (Tulsa Authority for Economic Opportunity Increment District No. 8) Series 2021 4.375%, 12/01/2041(a)	2,000	1,698,782

		40,594,728

Oregon – 0.3%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050	1,000	954,663
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014-A 5.40%, 10/01/2044	2,750	2,770,818
5.50%, 10/01/2049	5,650	5,696,033

	Principal Amount (000)	U.S. $ Value

Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026	$360	$337,182

		9,758,696

Pennsylvania – 3.9%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	3,070	3,122,092
Series 2018 5.00%, 05/01/2042(a)	2,325	2,371,307
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	1,800	1,399,674
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	6,000	5,731,495
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	3,761,756
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	7,950	8,173,926
6.00%, 06/01/2051	3,715	3,813,016
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,185	1,152,297
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	4,475	3,724,346
4.00%, 11/01/2036	865	852,539
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043(c)	2,000	2,202,312
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(c)	8,000	8,330,682
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017 5.00%, 07/01/2032	1,000	1,051,783

	Principal Amount (000)	U.S. $ Value

Lancaster County Hospital Authority/PA (St Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	$1,000	$937,860
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2045	500	458,305
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057(c)	10,000	10,409,073
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	16,789,231
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	1,640	1,313,306
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	11,500	11,427,556
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012-A 5.00%, 11/01/2041	3,620	3,623,072
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	2,110	2,175,657
5.00%, 12/31/2038	9,820	10,052,127
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	2,010	2,124,463
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	1,300	1,310,720
6.50%, 06/01/2045	2,390	2,414,157
6.625%, 06/01/2050	3,870	3,916,309
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	2,240	2,232,087
5.00%, 08/01/2054	1,585	1,559,293
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(a)	6,920	4,582,328
5.00%, 01/01/2057(a)	5,475	3,505,701

	Principal Amount (000)	U.S. $ Value

Series 2016-B 6.08%, 01/01/2026(a)	$625	$598,167
Series 2016-C Zero Coupon, 01/01/2036(a)	3,010	997,379
Series 2016-D Zero Coupon, 01/01/2057 (h)	59,415	3,564,900

		129,678,916

Puerto Rico – 12.3%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050	3,830	653,426
Series 2008-A 0.00%, 05/15/2057	70,000	4,304,475
Series 2008-B Zero Coupon, 05/15/2057	445,000	21,577,382
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	872	805,366
Zero Coupon, 07/01/2033	21,858	12,407,027
4.00%, 07/01/2033	32,493	30,367,437
4.00%, 07/01/2035	6,453	5,915,980
4.00%, 07/01/2037	2,012	1,796,738
4.00%, 07/01/2041	2,735	2,379,470
4.00%, 07/01/2046	2,844	2,405,040
5.25%, 07/01/2023	1,456	1,477,738
5.375%, 07/01/2025	4,904	5,057,325
5.625%, 07/01/2027	5,694	6,034,553
5.625%, 07/01/2029	7,607	8,179,028
5.75%, 07/01/2031	5,122	5,607,155
Series 2022-A 0.00%, 11/01/2051	14,285	7,035,363
Series 2022-C 0.00%, 11/01/2043	30,319	15,614,131
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	4,726	4,217,954
PR Custodial Trust Series 2022 5.50%, 07/01/2029	307	319,165
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	1,740	1,798,995
Series 2020-A 4.00%, 07/01/2023(a)	3,000	3,014,165
5.00%, 07/01/2025(a)	5,000	5,152,725
5.00%, 07/01/2030(a)	10,000	10,452,088
5.00%, 07/01/2047(a)	10,000	10,012,151
Series 2021-B 4.00%, 07/01/2042(a)	3,765	3,316,227
4.00%, 07/01/2047(a)	1,975	1,688,260
5.00%, 07/01/2025(a)	3,505	3,612,060
5.00%, 07/01/2028(a)	2,550	2,672,318
5.00%, 07/01/2029(a)	3,850	4,025,651
5.00%, 07/01/2033(a)	2,835	2,923,113
5.00%, 07/01/2037(a)	2,530	2,567,526

	Principal Amount (000)	U.S. $ Value

Series 2022-A 4.00%, 07/01/2047(a)	$3,230	$2,761,053
5.00%, 07/01/2033(a)	10,000	10,329,077
5.00%, 07/01/2037(a)	10,000	10,161,597
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	14,090	14,263,186
Series 2007-T 5.00%, 07/01/2032(d) (e)	7,425	6,014,250
5.00%, 07/01/2037(d) (e)	10,045	8,136,450
Series 2007-V 5.25%, 07/01/2029	215	218,584
Series 2008-W 5.00%, 07/01/2028(d) (e)	7,285	5,900,850
Series 2008-WW 5.375%, 07/01/2024(d) (e)	3,700	3,001,625
Series 2010 5.00%, 07/01/2020(d) (e)	1,660	1,340,450
5.00%, 07/01/2022(d) (e)	610	492,575
Series 2010-A 5.25%, 07/01/2029(d) (e)	2,370	1,919,700
5.25%, 07/01/2030(d) (e)	390	315,900
Series 2010-C 5.00%, 07/01/2024(d) (e)	1,530	1,239,300
5.25%, 07/01/2027(d) (e)	2,000	1,620,000
5.25%, 07/01/2028(d) (e)	5,255	4,256,550
Series 2010-DDD 5.00%, 07/01/2021(d) (e)	920	742,900
Series 2010-X 5.25%, 07/01/2027(d) (e)	3,725	3,017,250
5.25%, 07/01/2040(d) (e)	10,035	8,128,350
5.75%, 07/01/2036(d) (e)	1,000	817,500
Series 2010-ZZ 5.25%, 07/01/2019(d) (e)	1,715	1,384,863
5.25%, 07/01/2022(d) (e)	1,565	1,263,738
5.25%, 07/01/2024(d) (e)	1,570	1,271,700
5.25%, 07/01/2025(d) (e)	440	356,400
Series 2012-A 5.00%, 07/01/2029(d) (e)	3,345	2,709,450
5.00%, 07/01/2042(d) (e)	200	162,000
Puerto Rico Highway & Transportation Authority Series 2005-L 5.25%, 07/01/2041	4,260	4,262,072
Series 2007-C 5.50%, 07/01/2031	655	677,826
Series 2007-N 5.25%, 07/01/2036	3,560	3,604,446

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$16,195	$16,780,299
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	138	129,317
Zero Coupon, 07/01/2027	383	320,743
Zero Coupon, 07/01/2029	1,519	1,161,614
Zero Coupon, 07/01/2046	53,618	15,288,813
Series 2019-A 4.329%, 07/01/2040	21,770	21,133,660
4.55%, 07/01/2040	2,637	2,630,390
5.00%, 07/01/2058	67,981	65,778,878

		410,983,388

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031	1,795	1,842,289
5.00%, 05/15/2032	1,890	1,931,720
5.00%, 05/15/2033	1,000	1,017,827
5.00%, 05/15/2034	1,600	1,648,931

		6,440,767

South Carolina – 1.4%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	2,975	2,929,668
5.26%, 11/01/2032	500	499,183
5.41%, 11/01/2039	7,515	7,464,609
6.28%, 11/01/2039	330	327,911
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(a)	3,115	2,579,446
6.50%, 06/01/2051(a)	2,000	1,600,550
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052	6,215	4,458,049
South Carolina Public Service Authority Series 2022 3.00%, 12/01/2043	1,606	1,227,831
4.00%, 12/01/2046	5,500	5,016,516
4.00%, 12/01/2049	14,178	12,869,425
4.00%, 12/01/2050	9,047	8,199,799

		47,172,987

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.1%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2041	$835	$737,851
4.00%, 08/01/2051	3,620	2,991,235

		3,729,086

Tennessee – 1.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	19,305	19,267,255
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	805	777,846
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	1,000	806,631
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(a) (d) (e)	100	6,500
Series 2018-A 6.25%, 04/01/2049(a) (d) (e)	4,465	1,678,840
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(a)	1,300	1,092,335
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013-A 5.375%, 09/01/2041	1,020	888,533
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044	1,075	1,082,830
5.25%, 12/01/2049	3,250	3,266,806
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	5,800	4,574,249

		33,441,825

	Principal Amount (000)	U.S. $ Value

Texas – 6.4%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	$2,895	$2,591,775
Series 2021-B 5.00%, 10/01/2050(a)	4,250	3,669,252
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,210,512
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041	610	523,745
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	6,205	5,246,436
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	1,500	1,501,181
5.25%, 12/01/2035	1,200	1,224,844
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(a)	8,500	8,333,817
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,801,320
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	12,899,828
Series 2015-B 5.00%, 07/15/2030	3,155	3,167,354
5.00%, 07/15/2035	1,500	1,495,685
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	2,470	2,471,893
Series 2013 6.00%, 08/15/2043	1,000	1,020,679
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,109,608
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(a)	2,000	2,002,094

	Principal Amount (000)	U.S. $ Value

Decatur Hospital Authority (Wise Regional Health System) Series 2014-A 5.25%, 09/01/2044	$6,300	$6,358,599
El Paso County Hospital District Series 2017 5.00%, 08/15/2033	3,940	4,171,727
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 5.00%, 07/01/2052(c)	10,000	10,455,204
Hidalgo County Regional Mobility Authority Series 2022-B Zero Coupon, 12/01/2043	2,965	883,556
Zero Coupon, 12/01/2055	5,000	671,657
Zero Coupon, 12/01/2056	3,325	417,697
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,055	1,097,329
5.00%, 10/15/2034	1,665	1,725,039
5.00%, 10/15/2037	2,765	2,849,343
5.00%, 10/15/2038	2,615	2,690,757
5.00%, 10/15/2039	2,840	2,918,815
5.00%, 10/15/2044	5,375	5,491,667
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	1,846,856
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	15,000	15,208,212
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053(d) (e)	4,145	3,730,500
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	9,130	4,768,710
7.50%, 11/15/2036	2,265	2,023,013
7.50%, 11/15/2037	365	314,704
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	2,285	2,296,319
5.00%, 01/01/2042	7,485	7,429,504
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,493,548

	Principal Amount (000)	U.S. $ Value

Series 2022 4.00%, 01/01/2047(b)	$1,300	$995,953
4.25%, 01/01/2057(b)	5,000	3,682,591
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	5,033,897
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	1,726,988
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040	1,000	1,021,398
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	1,019,320
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	15,170	15,438,413
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(a)	1,460	1,152,110
Series 2021 2.75%, 01/01/2036(a)	1,750	1,299,440
2.875%, 01/01/2041(a)	2,000	1,398,420
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	2,000	2,051,268
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(d) (e) (f)	5,720	1,430,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(d) (e)	2,585	1,034,000
Series 2015-B 5.00%, 11/15/2036(d) (e)	1,125	450,000
Series 2017 5.25%, 11/15/2047(d) (e)	845	338,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	16,668	13,155,229

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2044	$1,335	$1,346,056
5.00%, 10/01/2049	2,625	2,642,783
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058	23,230	23,455,545
Uptown Development Authority Series 2017-A 5.00%, 09/01/2040	1,985	2,015,074

		213,799,264

Utah – 0.6%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 3.00%, 05/15/2050	3,550	2,721,143
5.00%, 05/15/2043(c)	5,000	5,353,187
5.00%, 05/15/2050(c)	8,000	8,496,290
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	3,000	2,292,584

		18,863,204

Virginia – 3.3%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,696	2,601,031
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	1,750	1,808,293
Lexington Industrial Development Authority (Kendal at Lexington) Series 2017-A 5.00%, 01/01/2042	690	716,511
5.00%, 01/01/2048	1,250	1,298,027
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	1,275	1,194,632
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	30,935	30,935,449
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	4,000	4,019,098
Series 2015-A 5.00%, 07/01/2035(a)	1,200	1,215,069
5.00%, 07/01/2045(a)	3,110	3,124,849

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	$7,000	$6,088,567
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 07/01/2035	2,000	1,937,317
4.00%, 01/01/2036	9,000	8,686,031
4.00%, 01/01/2038	8,500	8,076,329
4.00%, 01/01/2039	6,000	5,638,259
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo. LLC) Series 2022 4.00%, 01/01/2035	4,500	4,371,005
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049	11,275	11,477,320
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 6.50%, 06/01/2029(a)	8,500	8,326,796
8.50%, 06/01/2042(a)	10,000	9,646,719

		111,161,302

Washington – 2.6%
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038	5,700	5,599,055
Port of Seattle WA Series 2019 5.00%, 04/01/2044(c)	10,000	10,422,642
Washington Health Care Facilities Authority 5.00%, 09/01/2055(c)	10,000	10,249,510
Series 2019-A 5.00%, 08/01/2049(c)	1,500	1,543,633
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2039(c)	1,000	1,042,916
5.00%, 08/01/2044(c)	4,485	4,636,671
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	3,022,987
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2021 3.00%, 12/01/2035(a)	440	384,105
4.00%, 12/01/2040(a)	860	831,699
4.00%, 12/01/2045(a)	1,180	1,103,702
4.00%, 12/01/2048(a)	1,000	924,432
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2036	5,600	5,801,666
5.00%, 08/15/2037	4,200	4,343,315

	Principal Amount (000)	U.S. $ Value

Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	$10,600	$10,251,772
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	9,969	9,086,862
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(a)	2,200	2,078,976
5.00%, 01/01/2046(a)	4,425	3,933,724
Series 2019-A 5.00%, 01/01/2044(a)	440	393,735
5.00%, 01/01/2049(a)	275	239,789
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,315	5,136,849
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044(a)	4,185	4,313,721

		85,341,761

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	1,000	799,500
Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(a)	2,250	2,073,979
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	1,990	1,962,483
West Virginia Hospital Finance Authority (Charleston Area Medical Center, Inc. Obligated Group) Series 2019 5.00%, 09/01/2038	2,470	2,573,278
5.00%, 09/01/2039	1,400	1,454,749

		8,863,989

Wisconsin – 5.1%
Public Finance Authority 4.00%, 10/01/2052(c)	10,000	9,125,221

	Principal Amount (000)	U.S. $ Value

St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	$6,175	$4,951,558
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(a)	7,245	7,317,829
5.00%, 10/01/2039(a)	7,095	7,094,696
Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050	44,075	11,767,791
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2035	800	787,162
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	1,967,521
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	980	881,049
5.00%, 11/01/2054	1,100	962,238
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(a)	1,605	1,444,874
Series 2022-A 3.875%, 12/01/2039(a)	7,370	6,596,034
Wisconsin Public Finance Authority Series 2020 4.00%, 06/01/2045(c)	10,000	8,882,153
Series 2022 6.00%, 02/01/2062(a)	7,850	8,000,266
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(a)	750	694,166
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	8,770	8,750,623
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	27,000	25,513,294
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	5,090	5,170,830
Series 2016-D 4.05%, 11/01/2030	1,780	1,793,193

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	$7,250	$7,512,341
5.75%, 02/01/2052(a)	13,000	13,043,095
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	1,012,260
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(a)	6,640	4,915,469
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014-A 6.00%, 11/15/2049(a)	1,500	1,522,665
Wisconsin Public Finance Authority (Rose Villa, Inc.Obligated Group) Series 2014-A 5.75%, 11/15/2044(a)	1,100	1,112,114
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,740	1,792,047
Series 2020 5.00%, 04/01/2050(a)	800	787,027
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	16,500	11,268,758
Series 2022 4.00%, 06/01/2049(a)	4,000	2,878,012
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(a)	1,725	1,648,145
Wisconsin Public Finance Authority (Sky Harbour Capital LLC Obligated Group) Series 2021 4.25%, 07/01/2054	2,000	1,466,739
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035	1,650	1,559,479
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(a)	5,000	4,567,632
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041	1,500	1,311,411

	Principal Amount (000)	U.S. $ Value

4.00%, 12/01/2051	$1,500	$1,236,755

		169,334,447

Total Long-Term Municipal Bonds (cost $4,127,282,096)		3,780,880,670

CORPORATES - NON-INVESTMENT GRADE - 1.2%
Industrial - 1.2%
Communications - Media - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	5,884,772

Consumer Cyclical - Entertainment - 0.4%
Wild Rivers Water Park 8.50%, 11/01/2051	13,775	11,915,375

Consumer Non-Cyclical - 0.2%
Medline Borrower LP 3.875%, 04/01/2029(a)	10,000	8,467,300

Services - 0.1%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d) (e) (g)	5,265	1,979,640

Transportation - Airlines - 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)	4,040	3,846,201
5.75%, 04/20/2029(a)	3,585	3,238,366
United Airlines, Inc. 4.375%, 04/15/2026(a)	2,761	2,517,204
4.625%, 04/15/2029(a)	2,000	1,755,460

		11,357,231

		39,604,318

Financial Insitutions - 0.0%
Banks - 0.0%
UMB Financial Corp. 10.00%, 01/01/2049(g) (i)	599	596,571

Total Corporates - Non-Investment Grade (cost $45,894,545)		40,200,889

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Agency CMBS - 0.1%
California Housing Finance Agency Series 2021-3, Class X 0.787%, 08/20/2036(j)	14,114	886,620
Washington State Housing Finance Commission Series 2021-1, Class X 0.726%, 12/20/2035(j)	7,857	414,800

Total Commercial Mortgage-Backed Securities (cost $1,440,509)		1,301,420

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(k) (l) (m) (cost $7,556,792)	7,556,792	$7,556,792

Total Investments – 115.0% (cost $4,182,173,942)(n)		3,829,939,771
Other assets less liabilities – (15.0)%		(499,609,065)

Net Assets – 100.0%		$3,330,330,706

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	30,985	01/15/2025	2.565%	CPI#	Maturity	$3,157,695	$—	$3,157,695
USD	15,493	01/15/2025	2.585%	CPI#	Maturity	1,566,567	—	1,566,567
USD	15,492	01/15/2025	2.613%	CPI#	Maturity	1,549,501	—	1,549,501
USD	5,360	01/15/2025	4.028%	CPI#	Maturity	227,647	—	227,647
USD	15,550	01/15/2026	CPI#	3.765%	Maturity	(702,289)	—	(702,289)
USD	53,000	01/15/2027	CPI#	3.320%	Maturity	(3,308,219)	—	(3,308,219)
USD	51,000	01/15/2027	CPI#	3.466%	Maturity	(2,722,959)	(60,737)	(2,662,222)
USD	41,300	01/15/2027	CPI#	3.323%	Maturity	(2,570,279)	—	(2,570,279)
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	19,458,443	—	19,458,443
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	21,386,415	—	21,386,415
USD	91,000	01/15/2029	CPI#	3.390%	Maturity	(3,700,399)	—	(3,700,399)
USD	68,050	01/15/2029	CPI#	3.735%	Maturity	(783,832)	—	(783,832)
USD	36,580	01/15/2029	CPI#	3.331%	Maturity	(1,667,324)	—	(1,667,324)
USD	29,000	01/15/2030	1.572%	CPI#	Maturity	5,534,020	—	5,534,020
USD	29,000	01/15/2030	1.587%	CPI#	Maturity	5,493,739	—	5,493,739
USD	30,000	01/15/2031	2.782%	CPI#	Maturity	2,578,912	—	2,578,912
USD	28,000	01/15/2031	2.680%	CPI#	Maturity	2,691,550	—	2,691,550
USD	25,000	01/15/2031	2.989%	CPI#	Maturity	1,627,717	—	1,627,717
USD	22,280	01/15/2032	CPI#	3.064%	Maturity	(1,170,472)	—	(1,170,472)
USD	18,550	04/15/2032	CPI#	2.909%	Maturity	(1,226,143)	—	(1,226,143)

						$47,420,290	$(60,737)	$47,481,027

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	140,000	01/15/2029	1.363%	3 Month LIBOR	Semi-Annual/Quarterly	$15,641,152	$(96,064)	$15,737,216
USD	45,000	01/15/2031	1.323%	3 Month LIBOR	Semi-Annual/ Quarterly	6,345,716	—	6,345,716
USD	140,000	04/15/2032	2.748%	1 Day SOFR	Annual	2,152,039	—	2,152,039
USD	80,000	04/15/2032	2.671%	1 Day SOFR	Annual	1,529,950	—	1,529,950
USD	63,000	04/15/2032	2.815%	1 Day SOFR	Annual	300,575	402,239	(101,664)
USD	45,800	04/15/2032	1.280%	1 Day SOFR	Annual	6,342,048	—	6,342,048
USD	25,000	04/15/2032	2.757%	1 Day SOFR	Annual	364,209	—	364,209
USD	18,000	04/15/2032	3.069%	1 Day SOFR	Annual	(240,904)	—	(240,904)
USD	11,000	04/15/2032	2.175%	1 Day SOFR	Annual	665,458	—	665,458
USD	10,000	04/15/2032	3.082%	1 Day SOFR	Annual	(144,525)	—	(144,525)
USD	65,000	02/15/2041	1 Day SOFR	2.832%	Annual	(623,189)	—	(623,189)
USD	52,000	02/15/2041	1 Day SOFR	2.823%	Annual	(566,145)	—	(566,145)

						$31,766,384	$306,175	$31,460,209

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,820	$(395,057)	$(219,824)	$(175,233)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	534	(115,987)	(63,012)	(52,975)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	374	(81,143)	(44,254)	(36,889)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	275	(59,665)	(25,734)	(33,931)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7,331	(1,591,047)	(666,778)	(924,269)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,705	(804,116)	(431,051)	(373,065)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	2,823	$(612,553)	$(260,104)	$(352,449)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,875	(406,990)	(177,373)	(229,617)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	151	(32,776)	(14,267)	(18,509)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	121	(26,253)	(14,167)	(12,086)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6,122	(1,328,684)	(831,780)	(496,904)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,446	(530,773)	(218,758)	(312,015)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,273	(493,225)	(258,555)	(234,670)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,833	(397,762)	(159,803)	(237,959)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	702	(152,422)	(84,459)	(67,963)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	10,997	(2,386,571)	(964,146)	(1,422,425)

						$(9,415,024)	$(4,434,065)	$(4,980,959)

* Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	10,000	04/07/2023	SIFMA*	2.655%	Maturity	$(329,863)	$—	$(329,863)
Citibank, NA	USD	25,000	05/01/2023	SIFMA*	3.090%	Maturity	211,808	—	211,808
Citibank, NA	USD	20,000	06/15/2023	SIFMA*	3.440%	Maturity	759,455	—	759,455
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	1,935,651	—	1,935,651
Morgan Stanley & Co., Inc.	USD	20,000	07/10/2023	SIFMA*	2.900%	Maturity	(332,295)	—	(332,295)
Morgan Stanley Capital Services LLC	USD	5,000	03/15/2023	SIFMA*	2.400%	Maturity	(281,727)	—	(281,727)
Morgan Stanley Capital Services LLC	USD	10,000	03/23/2023	SIFMA*	2.460%	Maturity	(510,429)	—	(510,429)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	20,000	04/14/2023	SIFMA*	2.800%	Maturity	$(388,380)	$—	$(388,380)
Morgan Stanley Capital Services LLC	USD	10,000	05/15/2023	SIFMA*	3.400%	Maturity	365,344	—	365,344
Morgan Stanley Capital Services LLC	USD	10,000	05/18/2023	SIFMA*	3.400%	Maturity	364,282	—	364,282

							$1,793,846	$—	$1,793,846

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $779,617,093 or 23.4% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$3,795,000	$75,900	0.00%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034	07/10/2015	5,000,000	250,000	0.01%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039	11/22/2013	5,203,615	72	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 8.375%, 07/01/2039	07/31/2014	11,810,208	170	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	08/31/2012	5,720,000	1,430,000	0.04%

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of August 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	$6,610,862	$3,564,900	0.11%

(i)	Fair valued by the Adviser.
(j)	IO - Interest Only.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $133,791,500 and gross unrealized depreciation of investments was $(410,271,548), resulting in net unrealized depreciation of $(276,480,048).

As of August 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.8% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

OSF – Order of St. Francis

SD – School District

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$3,780,630,670	$250,000	$3,780,880,670
Corporates - Non-Investment Grade	—	37,624,678	2,576,211	40,200,889
Commercial Mortgage-Backed Securities	—	1,301,420	—	1,301,420
Short-Term Investments	7,556,792	—	—	7,556,792
Liabilities:
Floating Rate Notes(a)	(426,855,000)	—	—	(426,855,000)

Total Investments in Securities	(419,298,208)	3,819,556,768	2,826,211	3,403,084,771
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	65,272,206	—	65,272,206
Centrally Cleared Interest Rate Swaps	—	33,341,147	—	33,341,147
Interest Rate Swaps	—	3,636,540	—	3,636,540
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(17,851,916)	—	(17,851,916)
Centrally Cleared Interest Rate Swaps	—	(1,574,763)	—	(1,574,763)
Credit Default Swaps	—	(9,415,024)	—	(9,415,024)
Interest Rate Swaps	—	(1,842,694)	—	(1,842,694)

Total	$(419,298,208)	$3,891,122,264	$2,826,211	$3,474,650,267

(a)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2022 is as follows:

Portfolio	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,724	$184,728	$195,895	$7,557	$38